Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUE
Revenue	$ 164,403,938	$ 157,882,259	$ 67,326,634
OPERATING EXPENSES
Commissions and voyage related costs	37,121,398	30,137,173	7,004,045
Vessel operating expenses	56,399,979	46,416,510	29,447,876
Depreciation	30,091,237	24,157,022	14,854,885
Amortization of deferred dry dock expenditure	2,715,109	2,120,974	2,031,100
General and administrative expenses	14,077,212	10,748,622	8,178,666
Total operating expenses	140,404,935	113,580,301	61,516,572
Profit from operations	23,999,003	44,301,958	5,810,062
Interest expense and finance costs	(17,754,118)	(12,282,704)	(4,119,283)
Interest income	164,629	15,571	16,444
Loss on disposal of vessels	(2,601,148)	0	0
Profit/(loss) before taxes	3,808,366	32,034,825	1,707,223
Income tax	(60,434)	(79,860)	(46,749)
Net profit	$ 3,747,932	$ 31,954,965	$ 1,660,474
Net earnings/(loss) per share, basic and diluted (in dollars per share)	$ 0.12	$ 1.23	$ 0.07
Weighted average number of common shares outstanding, basic and diluted (in shares)	30,141,891	26,059,122	24,547,661